CONVERTIBLE NOTES PAYABLE	12 Months Ended	15 Months Ended
	Apr. 30, 2024	Jul. 31, 2024
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

Note 8: CONVERTIBLE NOTES PAYABLE

The discussion of convertible notes payable only includes those that existed as of April 30, 2023. For a discussion of all prior convertible notes payable we refer you to the Annual Report on Form 10-K filed September 14, 2023 for the fiscal year end April 30, 2023.

As of April 30, 2024, all outstanding convertible notes payable had been fully converted into outstanding common shares. On June 17, 2022, the Company issued 109,737 shares of common stock in conversion of the $13,200,000 in convertible notes payable and $846,301 in accrued interest. In addition, the remaining $122,222 of unamortized discount on the convertible notes payable was amortized and included in our consolidated statements of operations for the fiscal year end April 30, 2023.

Note 8: CONVERTIBLE NOTES PAYABLE As of April 30, 2024, all outstanding convertible notes payable had been fully converted into outstanding common shares.